OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES

14.	OTHER RECEIVABLES

(in thousands of $)	2012	2011
Agent receivables	3,332	740
Claims receivables	6,015	6,513
Other receivables	5,513	7,145
	14,860	14,398

Other receivables are presented net of allowances for doubtful accounts amounting to $nil and $nil as of December 31, 2012 and 2011 respectively.